Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended
	Jan. 31, 2014	Jun. 30, 2014 directors	Jun. 30, 2014 directors	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Feb. 21, 2014 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2013 May 10, 2013 Offering	Jun. 30, 2014 Jan. 13, 2014 Offering	Dec. 31, 2013 Jan. 13, 2014 Offering	Jun. 30, 2014 Securities Purchase Agreement [Member]	Jun. 30, 2014 Consulting Services [Member]
Stock issued in private placement - shares					204,000
Proceeds from private placement					$ 51,000
Stock sold in public offering, warrant shares														304,600			1,350,000
Proceeds from public offering									450,000				900,000	304,600
Offering costs	100,006				56,820			30,000						109,000		56,820
Retirement of stock by founders, shares							276,924	400,000	138,463
Stock sold in private offering, warrant shares																138,463
Proceeds from private offering															450,000	450,000
Proceeds from issuance of stock, value					51,000	158,000			20	64		1,200,000			1,350,000
Stock issued under LTIP - shares					148,833
Stock available to be issued under LTIP					2,044,949
Closing balance of private offering															1,000,000
Exercised oversubscription amount in offering															350,000
Common stock issued		22,028,285	22,028,285		21,937,822	20,752,000		400,000							415,387
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001									$ 0.0001
Common stock exercise price								$ 3.00
Common stock unit under public offering							276,924		138,463
Common unit par value									3,250
Warrant received by private placement agent	41,539
Unrealized loss on derivative liabilities								1,074,795
Re-measured value of the warrants			(6,136,361)
Derivative liability - warrants			3,431,541
Proceeds from warrants exercised	4,000
Warrant term			5
Inducement costs		1,177,760
Restricted shares issued		2,558	6,347
Restricted shares issued, fair value		10,000	25,000
Number of non executive directors under plan		3	3
Shares issued to consultants for services					24,000				377,222	120,000								18,282
Shares issued to consultants for services, fair value					311,240	30,000			38	12								75,000
Number of Warrants Exercised											1,359,539
Long-term stock incentive plan description			The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,193,782 at January 1, 2014.
Reclassification of warrant liability to additional paid in capital in connection with warrant modification			$ 6,037,639